Leases (Details)	12 Months Ended
Jun. 30, 2023 ZAR (R)
Lease Liabilities Verbiage [Line Items]
Statement that lessee accounts for leases of low-value assets using recognition exemption	•The low value lease exemption – the group has elected to take the low value exemption
Maximum Amount Applied For Low Value Lease Exemption	R 50,000
Statement that lessee accounts for short-term leases using recognition exemption	•The short-term lease exemption – leases with a duration of less than a year will be expensed in the income statement on a straight-line basis